Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Basic earnings per share [abstract]
Net income attributable to shareholders	$ 793.9	$ 363.4
Weighted average number of shares	82,973,284	87,519,856
Earnings per share - basic	$ 9.57	$ 4.15